T. ROWE PRICE Blue Chip Growth Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.8%
COMMUNICATION SERVICES 25.1%
Entertainment 5.2%
Live Nation Entertainment (1) 461,200 39,040
Netflix (1) 4,523,413 2,359,684
Roku (1) 365,229 118,981
Sea, ADR (1) 6,907,708 1,542,008
Spotify Technology (1) 2,094,646 561,260
Walt Disney (1) 1,587,705 292,963
4,913,936
Interactive Media & Services 19.7%
Alphabet, Class A (1) 633,826 1,307,279
Alphabet, Class C (1) 2,837,143 5,868,999
Facebook, Class A (1) 21,804,889 6,422,194
IAC/InterActiveCorp (1) 215,300 46,572
Kuaishou Technology (HKD) (1) 1,054,600 36,627
Match Group (1) 6,034,301 828,992
Pinterest, Class A (1) 3,928,448 290,823
Snap, Class A (1) 21,624,965 1,130,769
Tencent Holdings (HKD)  33,241,000 2,652,883
18,585,138
Media 0.0%
Charter Communications, Class A (1) 32,024 19,759
19,759
Wireless Telecommunication Services 0.2%
T-Mobile US (1) 1,219,343 152,771
152,771
Total Communication Services 23,671,604
CONSUMER DISCRETIONARY 19.9%
Auto Components 0.2%
Aptiv  (1) 1,017,509 140,315
140,315
Hotels, Restaurants & Leisure 2.1%
Booking Holdings (1) 339,903 791,920
Chipotle Mexican Grill (1) 468,790 666,066
Hilton Worldwide Holdings (1) 450,523 54,477
Marriott International, Class A (1) 75,502 11,183
McDonald's  76,025 17,040
Starbucks  1,716,534 187,566

T. ROWE PRICE Blue Chip Growth Fund

Shares $ Value
(Cost and value in $000s)
Yum! Brands  2,312,407 250,156
1,978,408
Internet & Direct Marketing Retail 14.1%
Alibaba Group Holding, ADR (1) 10,434,632 2,365,844
Amazon.com (1) 3,288,677 10,175,430
Coupang  (1)(2) 2,421,612 119,507
DoorDash , Class A (1) 345,041 45,245
Etsy (1) 1,284,325 259,010
JD.com, ADR (1) 1,960,652 165,342
Pinduoduo , ADR (1) 1,191,234 159,482
13,289,860
Multiline Retail 0.8%
Dollar General  3,870,574 784,256
Dollar Tree (1) 102,700 11,755
796,011
Specialty Retail 1.2%
Carvana  (1) 1,488,422 390,562
Ross Stores  5,085,920 609,853
TJX  2,073,045 137,132
1,137,547
Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica  (1) 1,933,842 593,129
NIKE, Class B  5,451,676 724,473
VF  883,436 70,604
1,388,206
Total Consumer Discretionary 18,730,347
CONSUMER STAPLES 0.0%
Personal Products 0.0%
Estee Lauder, Class A  135,497 39,409
Total Consumer Staples 39,409
FINANCIALS 3.2%
Capital Markets 2 .9%
Charles Schwab  7,152,308 466,187
Goldman Sachs Group  3,441,455 1,125,356
Intercontinental Exchange  3,121,922 348,656
Morgan Stanley  425,508 33,045
MSCI  231,495 97,061

T. ROWE PRICE Blue Chip Growth Fund

Shares $ Value
(Cost and value in $000s)
S&P Global  1,907,259 673,015
2,743,320
Insurance 0.3%
Chubb  1,369,192 216,291
Marsh & McLennan  519,023 63,217
Willis Towers Watson  136,368 31,212
310,720
Total Financials 3,054,040
HEALTH CARE 11.8%
Biotechnology 0.9%
AbbVie  792,415 85,755
Exact Sciences (1) 39,004 5,140
Incyte  (1) 2,660,710 216,236
Vertex Pharmaceuticals (1) 2,637,542 566,781
873,912
Health Care Equipment & Supplies 3.9%
Abbott Laboratories  1,013,248 121,428
Align Technology (1) 231,023 125,106
Becton Dickinson & Company  116,829 28,407
Danaher  4,010,549 902,694
DENTSPLY SIRONA  2,733,473 174,423
Intuitive Surgical (1) 1,577,074 1,165,363
Stryker  4,862,843 1,184,491
3,701,912
Health Care Providers & Services 5.2%
Anthem  1,468,843 527,241
Centene  (1) 6,536,568 417,752
Cigna  4,854,556 1,173,540
HCA Healthcare  3,502,700 659,699
Humana  624,090 261,650
UnitedHealth Group  4,949,828 1,841,682
4,881,564
Health Care Technology 0.2%
Veeva Systems, Class A (1) 896,903 234,307
234,307
Life Sciences Tools & Services 0.8%
PPD (1) 2,554,485 96,662
Thermo Fisher Scientific  1,491,577 680,726
777,388

T. ROWE PRICE Blue Chip Growth Fund

Shares $ Value
(Cost and value in $000s)
Pharmaceuticals 0.8%
AstraZeneca, ADR (2) 2,648,900 131,703
Eli Lilly and Company  927,932 173,356
Zoetis  2,898,885 456,517
761,576
Total Health Care 11,230,659
INDUSTRIALS & BUSINESS SERVICES 2.4%
Airlines 0.0%
United Airlines Holdings (1) 267,810 15,410
15,410
Commercial Services & Supplies 0.2%
Cintas  635,408 216,871
Copart  (1) 87,295 9,481
226,352
Electrical Equipment 0.1%
Generac Holdings (1) 153,700 50,329
50,329
Industrial Conglomerates 0.8%
General Electric  21,461,287 281,787
Honeywell International  224,448 48,721
Roper Technologies  975,430 393,430
723,938
Machinery 0.3%
Fortive 3,043,306 214,979
Parker-Hannifin  63,014 19,877
234,856
Professional Services 0.6%
CoStar Group (1) 574,878 472,486
Equifax  501,131 90,770
563,256
Road & Rail 0.4%
Kansas City Southern  190,852 50,370
Norfolk Southern  908,903 244,058
Union Pacific  524,518 115,609
410,037
Total Industrials & Business Services 2,224,178

T. ROWE PRICE Blue Chip Growth Fund

Shares $ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 36.7%
Electronic Equipment, Instruments & Components 0.2%
TE Connectivity  1,719,601 222,018
222,018
IT Services 13.1%
ANT International, Class C, Acquisition Date: 6/7/18, Cost
$104,885 (1)(3)(4) 18,696,173 150,878
Automatic Data Processing  530,595 100,001
Fidelity National Information Services  3,460,555 486,589
Fiserv (1) 9,137,768 1,087,760
Global Payments  9,814,602 1,978,427
Mastercard , Class A  6,209,797 2,210,998
MongoDB (1) 195,092 52,173
PayPal Holdings (1) 9,976,711 2,422,745
Shopify, Class A (1) 410,856 454,612
Snowflake, Class A (1) 67,582 15,495
Square, Class A (1) 256,163 58,162
Twilio , Class A (1) 456,247 155,471
Visa, Class A  13,709,777 2,902,771
Wix.com (1) 989,240 276,216
12,352,298
Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices (1) 7,971,168 625,737
Applied Materials  1,013,177 135,360
ASML Holding  122,800 75,812
Marvell Technology Group  11,487,233 562,645
Maxim Integrated Products  2,666,283 243,618
Microchip Technology  923,600 143,361
Monolithic Power Systems  269,754 95,280
NVIDIA  2,098,503 1,120,454
QUALCOMM  60,828 8,065
Taiwan Semiconductor Manufacturing, ADR  245,800 29,073
Texas Instruments  2,410,689 455,596
3,495,001
Software 14.8%
Atlassian , Class A (1) 993,511 209,392
Coupa Software (1) 891,565 226,885
Crowdstrike Holdings, Class A (1) 697,615 127,322
DocuSign (1) 796,381 161,227
Fortinet (1) 884,400 163,101
Intuit  5,589,287 2,141,032
Microsoft  21,943,852 5,173,702
Paycom Software (1) 282,694 104,614

T. ROWE PRICE Blue Chip Growth Fund

Shares $ Value
(Cost and value in $000s)
salesforce.com (1) 7,638,834 1,618,440
ServiceNow  (1) 4,378,045 2,189,504
Splunk  (1) 3,101,525 420,195
Synopsys (1) 2,985,696 739,796
Workday, Class A (1) 1,375,617 341,745
Zoom Video Communications, Class A (1) 1,166,443 374,766
13,991,721
Technology Hardware, Storage & Peripherals 4.9%
Apple  37,686,284 4,603,380
4,603,380
Total Information Technology 34,664,418
MATERIALS 0.7%
Chemicals 0.5%
Linde  1,101,971 308,706
Sherwin-Williams  158,662 117,094
425,800
Containers & Packaging 0.2%
Avery Dennison  884,000 162,347
162,347
Total Materials 588,147
Total Common Stocks (Cost $40,517,791) 94,202,802
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
Rivian Automotive, Series F, Acquisition Date: 1/19/21, Cost
$225,639 (1)(3)(4) 6,123,173 225,639
Total Consumer Discretionary 225,639
INFORMATION TECHNOLOGY 0.0%
Software 0.0%
Databricks , Series G, Acquisition Date: 2/1/21, Cost $31,087 (1)
(3)(4) 175,270 31,087
Total Information Technology 31,087
Total Convertible Preferred Stocks (Cost $256,726) 256,726

T. ROWE PRICE Blue Chip Growth Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.04% (5)(6) 191,179,425 191,179
Total Short-Term Investments (Cost $191,179) 191,179
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 0.08% (5)(6) 10,853,860 108,539
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 108,539
Total Securities Lending Collateral (Cost $108,539) 108,539
Total Investments in Securities 100.4%
(Cost $41,074,235) $ 94,759,246
Other Assets Less Liabilities (0.4)% (391,192)
Net Assets 100.0% $ 94,368,054
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2021.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $407,604 and represents 0.4% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar

T. ROWE PRICE Blue Chip Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 36
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ 36+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 345,440  ¤  ¤ $ 191,179
T. Rowe Price Short-Term Fund,
0.08% 317,930  ¤  ¤ 108,539
Total $ 299,718^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $36 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $299,718.

T. ROWE PRICE Blue Chip Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Blue Chip Growth Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Blue Chip Growth Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Blue Chip Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F93-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 91,362,414 $ 2,689,510 $ 150,878 $ 94,202,802
Convertible Preferred Stocks — — 256,726 256,726
Short-Term Investments 191,179 — — 191,179
Securities Lending Collateral 108,539 — — 108,539
Total $ 91,662,132 $ 2,689,510 $ 407,604 $ 94,759,246